OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 140,304,853	$ 347,278
Other non-current financial assets	162,013,278	110,784,311
Financial instuments not classified as cash and cash equivalents	139,449,883,000
Financial assets at amortised cost, category [member]
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	140,304,853	30,073
Other non-current financial assets	1,216,865	1,216,865
Financial assets at fair value through profit or loss, category [member]
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets		317,205
Other non-current financial assets	150,983,295	98,918,457
Other Financial Assets Measured at Amortized Cost [Member]
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$ 9,813,118	$ 10,648,989